PREPAID EXPENSES (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Prepaid Expense, Current [Abstract]
Legal and regulatory fees	$ 57,073	$ 94,573	$ 9,167
Advertising and promotion	579,967	164,667
Rent expense	8,200	22,250
Professional fees	0	3,794
Total prepaid expenses	$ 645,240	$ 285,284	$ 9,167